Isle Acquisition and Reno Acquisition and Preliminary Purchase Accounting - Summary of the Final Purchase Price Accounting of the Assets Acquired and Liabilities Assumed (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2017
Loyalty Program
Business Acquisition [Line Items]
Amortization period	1 year